Commitments and Contingencies (Details) - Schedule of Lease Assets and Lease Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Assets
Right of use asset – long term	$ 2,693
Total right of use asset	2,693		$ 2,319
Liabilities
Operating lease liabilities – short term	1,488		1,488
Operating lease liabilities – long term	1,084		$ 718
Total lease liability	$ 2,572